Shareholdings by the Board of Directors and Executive Management	6 Months Ended
Jun. 30, 2019
Shareholdings By The Board Of Directors And Executive Management [Abstract]
Shareholdings by the Board of Directors and Executive Management

The tables below set forth certain information regarding the beneficial ownership of the issued share capital and the outstanding share-based instruments held by the members of the Board of Directors and the Executive Management as of June 30, 2019.

	December 31,				June 30,
	2018	Acquired	Sold	Transferred	2019
Number of ordinary shares owned

Board of Directors
Mats Pettersson	24,800	7,207	—	—	32,007
Anders Gersel Pedersen	8,000	718	—	—	8,718
Pernille Erenbjerg	2,700	478	—	—	3,178
Paolo Paoletti	3,337	478	—	—	3,815
Rolf Hoffmann	1,050	—	—	—	1,050
Deirdre P. Connelly	2,200	—	—	—	2,200
Peter Storm Kristensen	—	—	—	—	—
Rick Hibbert	—	—	—	—	—
Mijke Zachariasse	—	—	—	—	—
Daniel Bruno	—	—	—	—	—

	42,087	8,881	—	—	50,968
Executive Management
Jan van de Winkel	662,400	6,084	—	—	668,484
David A. Eatwell	30,825	4,436	—	—	35,261
Judith Klimovsky	—	—	—	—	—

	693,225	10,520	—	—	703,745

Total	735,312	19,401	—	—	754,713

	December 31,				June 30,
	2018	Granted	Exercised	Transferred	2019
Number of warrants held

Board of Directors
Mats Pettersson	26,250	—	(6,250)	—	20,000
Anders Gersel Pedersen	29,000	—	(9,000)	—	20,000
Pernille Erenbjerg	—	—	—	—	—
Paolo Paoletti	—	—	—	—	—
Rolf Hoffmann	—	—	—	—	—
Deirdre P. Connelly	—	—	—	—	—
Peter Storm Kristensen	2,515	—	—	—	2,515
Rick Hibbert	876	—	(87)	(789)	—
Mijke Zachariasse	—	—	—	557	557
Daniel Bruno	15,837	—	—	—	15,837

	74,478	—	(15,337)	(232)	58,909

Executive Management
Jan van de Winkel	108,068	—	(42,400)	—	65,668
David A. Eatwell	335,201	—	(45,000)	—	290,201
Judith Klimovsky	36,932	—	—	—	36,932

	480,201	—	(87,400)	—	392,801

Total	554,679	—	(102,737)	(232)	451,710

	December 31,				June 30,
	2018	Granted	Settled	Transferred	2019
Number of RSUs held

Board of Directors
Mats Pettersson	3,298	—	(957)	—	2,341
Anders Gersel Pedersen	2,278	—	(718)	—	1,560
Pernille Erenbjerg	1,649	—	(478)	—	1,171
Paolo Paoletti	1,649	—	(478)	—	1,171
Rolf Hoffmann	1,899	—	—	—	1,899
Deirdre P. Connelly	2,094	—	—	—	2,094
Peter Storm Kristensen	1,481	—	—	—	1,481
Rick Hibbert	1,439	—	—	(1,439)	—
Mijke Zachariasse	—	—	—	188	188
Daniel Bruno	4,340	—	—	—	4,340

	20,127	—	(2,631)	(1,251)	16,245

Executive Management
Jan van de Winkel	33,505	—	(11,387)	—	22,118
David A. Eatwell	20,068	—	(7,693)	—	12,375
Judith Klimovsky	12,579	—	—	—	12,579

	66,152	—	(19,080)	—	47,072

Total	86,279	—	(21,711)	(1,251)	63,317